American Century Investments®
Quarterly Portfolio Holdings
American Century® Diversified Corporate Bond ETF (KORP)
November 30, 2024

Diversified Corporate Bond ETF - Schedule of Investments
NOVEMBER 30, 2024 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
CORPORATE BONDS — 91.8%
Aerospace and Defense — 2.3%
BAE Systems PLC, 5.25%, 3/26/31(1)	2,300,000	2,347,730
Boeing Co., 6.39%, 5/1/31(1)	2,120,000	2,234,020
Bombardier, Inc., 7.25%, 7/1/31(1)	384,000	397,115
Bombardier, Inc., 7.00%, 6/1/32(1)(2)	361,000	368,825
L3Harris Technologies, Inc., 5.25%, 6/1/31	1,750,000	1,784,477
Northrop Grumman Corp., 4.90%, 6/1/34	1,690,000	1,688,990
		8,821,157
Air Freight and Logistics — 0.2%
GXO Logistics, Inc., 6.50%, 5/6/34	907,000	957,299
Automobile Components — 0.7%
Aptiv PLC/Aptiv Global Financing DAC, VRN, 6.875%, 12/15/54	909,000	885,214
ZF North America Capital, Inc., 6.875%, 4/23/32(1)	1,820,000	1,749,822
		2,635,036
Automobiles — 3.0%
American Honda Finance Corp., 5.05%, 7/10/31	1,970,000	1,990,915
Ford Motor Credit Co. LLC, 6.05%, 3/5/31	1,200,000	1,224,737
Ford Motor Credit Co. LLC, 6.05%, 11/5/31	1,192,000	1,210,320
Ford Motor Credit Co. LLC, 6.125%, 3/8/34	1,515,000	1,528,581
General Motors Financial Co., Inc., 5.60%, 6/18/31	1,780,000	1,815,031
General Motors Financial Co., Inc., 5.95%, 4/4/34	1,214,000	1,251,992
Toyota Motor Credit Corp., 5.55%, 11/20/30	2,324,000	2,421,543
		11,443,119
Banks — 18.3%
Banco de Credito del Peru SA, VRN, 5.80%, 3/10/35(1)	740,000	724,830
Bank of America Corp., VRN, 5.87%, 9/15/34	8,445,000	8,910,130
Bank of America Corp., VRN, 5.52%, 10/25/35	900,000	904,469
BNP Paribas SA, VRN, 5.89%, 12/5/34(1)	3,285,000	3,435,113
BPCE SA, VRN, 7.00%, 10/19/34(1)	4,360,000	4,756,819
CaixaBank SA, VRN, 6.04%, 6/15/35(1)	2,560,000	2,637,724
Canadian Imperial Bank of Commerce, 6.09%, 10/3/33	2,163,000	2,316,743
Citigroup, Inc., VRN, 4.41%, 3/31/31	1,588,000	1,547,707
Citigroup, Inc., VRN, 6.27%, 11/17/33	6,630,000	7,126,676
Citigroup, Inc., VRN, 5.83%, 2/13/35	2,125,000	2,168,947
Discover Bank, 3.45%, 7/27/26	535,000	522,805
Freedom Mortgage Holdings LLC, 9.25%, 2/1/29(1)	562,000	582,889
Huntington Bancshares, Inc., VRN, 6.14%, 11/18/39	1,025,000	1,051,142
Intesa Sanpaolo SpA, VRN, 8.25%, 11/21/33(1)	3,500,000	4,004,908
JPMorgan Chase & Co., VRN, 5.34%, 1/23/35	4,200,000	4,279,062
JPMorgan Chase & Co., VRN, 5.77%, 4/22/35	2,033,000	2,129,184
JPMorgan Chase & Co., VRN, 4.95%, 10/22/35	895,000	888,033
PNC Financial Services Group, Inc., VRN, 5.94%, 8/18/34	2,197,000	2,320,944
Truist Financial Corp., VRN, 6.12%, 10/28/33	4,316,000	4,573,495
UniCredit SpA, VRN, 5.86%, 6/19/32(1)	1,700,000	1,705,038
Wells Fargo & Co., 3.55%, 9/29/25	1,000,000	991,849
Wells Fargo & Co., VRN, 6.30%, 10/23/29	665,000	699,563
Wells Fargo & Co., VRN, 5.39%, 4/24/34	5,961,000	6,040,186
Wells Fargo & Co., VRN, 5.56%, 7/25/34	2,171,000	2,227,380
Wells Fargo & Co., VRN, 5.01%, 4/4/51	1,378,000	1,310,342

Westpac Banking Corp., VRN, 5.62%, 11/20/35	1,780,000	1,801,380
Zions Bancorp NA, VRN, 6.82%, 11/19/35	714,000	735,490
		70,392,848
Beverages — 2.1%
Anheuser-Busch InBev Worldwide, Inc., 5.00%, 6/15/34	3,150,000	3,208,712
Keurig Dr. Pepper, Inc., Series 10, 5.20%, 3/15/31	1,910,000	1,949,738
PepsiCo, Inc., 4.80%, 7/17/34	2,950,000	2,969,740
		8,128,190
Biotechnology — 1.7%
AbbVie, Inc., 4.95%, 3/15/31	3,280,000	3,321,802
Amgen, Inc., 5.25%, 3/2/30	1,040,000	1,063,584
Amgen, Inc., 5.25%, 3/2/33	1,966,000	1,998,582
		6,383,968
Broadline Retail — 0.3%
Prosus NV, 4.19%, 1/19/32(1)	1,325,000	1,205,482
Building Products — 0.8%
Builders FirstSource, Inc., 6.375%, 3/1/34(1)	1,202,000	1,226,521
Carrier Global Corp., 5.90%, 3/15/34	1,928,000	2,041,180
		3,267,701
Capital Markets — 7.3%
ARES Strategic Income Fund, 6.35%, 8/15/29(1)	869,000	886,799
Blackstone Private Credit Fund, 7.30%, 11/27/28	472,000	500,001
Blackstone Private Credit Fund, 5.95%, 7/16/29	449,000	456,117
Blackstone Secured Lending Fund, 5.35%, 4/13/28	318,000	318,163
Blue Owl Capital Corp., 5.95%, 3/15/29	650,000	655,765
Blue Owl Credit Income Corp., 7.75%, 1/15/29	1,185,000	1,266,535
Charles Schwab Corp., VRN, 6.20%, 11/17/29	200,000	210,685
Charles Schwab Corp., VRN, 6.14%, 8/24/34	1,028,000	1,102,017
Goldman Sachs Group, Inc., VRN, 4.69%, 10/23/30	296,000	293,588
Goldman Sachs Group, Inc., VRN, 3.10%, 2/24/33	3,353,000	2,957,470
Goldman Sachs Group, Inc., VRN, 5.85%, 4/25/35	2,723,000	2,855,234
Goldman Sachs Group, Inc., VRN, 5.56%, 11/19/45	943,000	958,287
Golub Capital BDC, Inc., 6.00%, 7/15/29(2)	886,000	893,066
Golub Capital Private Credit Fund, 5.80%, 9/12/29(1)	720,000	709,892
LPL Holdings, Inc., 4.00%, 3/15/29(1)	1,105,000	1,050,359
Morgan Stanley, VRN, 6.41%, 11/1/29	2,228,000	2,354,360
Morgan Stanley, VRN, 6.63%, 11/1/34	3,720,000	4,109,769
Morgan Stanley, VRN, 5.83%, 4/19/35	3,131,000	3,284,744
Morgan Stanley, VRN, 5.52%, 11/19/55	170,000	175,723
State Street Corp., VRN, 4.68%, 10/22/32	3,146,000	3,116,269
		28,154,843
Chemicals — 1.5%
Air Products & Chemicals, Inc., 4.85%, 2/8/34	2,188,000	2,193,272
Braskem Netherlands Finance BV, 4.50%, 1/31/30(1)	425,000	371,560
Braskem Netherlands Finance BV, 8.00%, 10/15/34(1)	855,000	854,957
LYB International Finance III LLC, 5.50%, 3/1/34	1,440,000	1,457,077
Orbia Advance Corp. SAB de CV, 2.875%, 5/11/31(1)(2)	1,155,000	961,772
		5,838,638
Commercial Services and Supplies — 0.8%
Raven Acquisition Holdings LLC, 6.875%, 11/15/31(1)	605,000	606,621
Veralto Corp., 5.45%, 9/18/33	896,000	918,694
Waste Connections, Inc., 3.20%, 6/1/32	985,000	883,483
Waste Management, Inc., 4.95%, 3/15/35	495,000	496,055
		2,904,853
Construction Materials — 0.6%
Martin Marietta Materials, Inc., 5.15%, 12/1/34	1,481,000	1,484,593

Vulcan Materials Co., 5.35%, 12/1/34	883,000	902,824
		2,387,417
Consumer Finance — 0.8%
Aircastle Ltd./Aircastle Ireland DAC, 5.75%, 10/1/31(1)	317,000	325,671
Avolon Holdings Funding Ltd., 6.375%, 5/4/28(1)	485,000	503,552
Encore Capital Group, Inc., 9.25%, 4/1/29(1)	486,000	522,807
OneMain Finance Corp., 7.125%, 3/15/26	282,000	288,329
OneMain Finance Corp., 6.625%, 5/15/29	183,000	186,943
OneMain Finance Corp., 7.50%, 5/15/31	445,000	463,669
PRA Group, Inc., 8.875%, 1/31/30(1)	800,000	841,883
		3,132,854
Consumer Staples Distribution & Retail — 1.2%
Cencosud SA, 5.95%, 5/28/31(1)	946,000	958,181
Kroger Co., 4.90%, 9/15/31	3,675,000	3,694,518
		4,652,699
Containers and Packaging — 0.6%
Smurfit Kappa Treasury ULC, 5.20%, 1/15/30(1)	500,000	507,240
Sonoco Products Co., 5.00%, 9/1/34	1,984,000	1,937,147
		2,444,387
Diversified REITs — 1.3%
American Assets Trust LP, 6.15%, 10/1/34	1,750,000	1,776,277
Highwoods Realty LP, 4.20%, 4/15/29	1,068,000	1,022,405
Kilroy Realty LP, 4.25%, 8/15/29	1,170,000	1,112,052
Kilroy Realty LP, 2.65%, 11/15/33	1,290,000	1,015,983
		4,926,717
Diversified Telecommunication Services — 2.7%
AT&T, Inc., 5.40%, 2/15/34	2,624,000	2,698,486
Sprint Capital Corp., 8.75%, 3/15/32	2,745,000	3,339,743
Verizon Communications, Inc., 7.75%, 12/1/30	2,685,000	3,100,312
Verizon Communications, Inc., 4.27%, 1/15/36	1,275,000	1,181,532
		10,320,073
Electric Utilities — 4.7%
American Transmission Systems, Inc., 2.65%, 1/15/32(1)	2,210,000	1,912,813
Appalachian Power Co., Series AA, 2.70%, 4/1/31	2,185,000	1,923,916
Arizona Public Service Co., 5.70%, 8/15/34	1,624,000	1,686,421
Comision Federal de Electricidad, 6.45%, 1/24/35(1)	485,000	466,850
Duke Energy Carolinas LLC, 4.95%, 1/15/33	3,457,000	3,481,604
Duke Energy Corp., 5.45%, 6/15/34	2,885,000	2,958,222
Eversource Energy, 5.85%, 4/15/31	2,460,000	2,565,675
NextEra Energy Capital Holdings, Inc., 5.25%, 3/15/34	1,817,000	1,841,610
Vistra Operations Co. LLC, 6.875%, 4/15/32(1)	252,000	261,669
Vistra Operations Co. LLC, 6.00%, 4/15/34(1)	782,000	812,455
		17,911,235
Electrical Equipment — 0.3%
Regal Rexnord Corp., 6.30%, 2/15/30	990,000	1,032,964
Electronic Equipment, Instruments and Components — 0.2%
Keysight Technologies, Inc., 4.95%, 10/15/34	708,000	696,436
Entertainment — 0.4%
Take-Two Interactive Software, Inc., 5.40%, 6/12/29	895,000	915,472
Warnermedia Holdings, Inc., 3.76%, 3/15/27	462,000	447,530
		1,363,002
Financial Services — 1.5%
Antares Holdings LP, 7.95%, 8/11/28(1)	315,000	330,627
Antares Holdings LP, 6.35%, 10/23/29(1)	695,000	694,111
Corebridge Financial, Inc., VRN, 6.375%, 9/15/54	291,000	292,737

Essent Group Ltd., 6.25%, 7/1/29	965,000	994,430
GE Capital Funding LLC, 4.55%, 5/15/32	1,235,000	1,209,444
NMI Holdings, Inc., 6.00%, 8/15/29	835,000	847,722
PennyMac Financial Services, Inc., 7.125%, 11/15/30(1)	1,288,000	1,322,446
		5,691,517
Food Products — 0.8%
Kraft Heinz Foods Co., 6.75%, 3/15/32	2,510,000	2,774,119
Minerva Luxembourg SA, 8.875%, 9/13/33(1)	218,000	230,177
		3,004,296
Gas Utilities — 0.2%
AltaGas Ltd., VRN, 7.20%, 10/15/54(1)	746,000	763,699
Ground Transportation — 0.1%
Ashtead Capital, Inc., 5.95%, 10/15/33(1)	502,000	519,674
Health Care Equipment and Supplies — 0.6%
Solventum Corp., 5.45%, 3/13/31(1)	2,185,000	2,217,911
Health Care Providers and Services — 7.0%
Cardinal Health, Inc., 5.35%, 11/15/34	1,500,000	1,515,464
Centene Corp., 2.50%, 3/1/31	3,153,000	2,649,249
Cigna Group, 5.125%, 5/15/31	2,050,000	2,071,680
CVS Health Corp., 5.55%, 6/1/31	3,535,000	3,593,563
CVS Health Corp., 5.25%, 2/21/33	1,374,000	1,364,083
HCA, Inc., 5.45%, 4/1/31	2,120,000	2,150,598
HCA, Inc., 5.60%, 4/1/34	1,071,000	1,083,440
Humana, Inc., 5.375%, 4/15/31	2,412,000	2,437,883
Icon Investments Six DAC, 6.00%, 5/8/34	2,310,000	2,375,909
Molina Healthcare, Inc., 6.25%, 1/15/33(1)	375,000	378,432
Quest Diagnostics, Inc., 6.40%, 11/30/33	837,000	915,492
Select Medical Corp., 6.25%, 12/1/32(1)(3)	678,000	679,818
Tenet Healthcare Corp., 5.125%, 11/1/27	500,000	495,824
UnitedHealth Group, Inc., 4.90%, 4/15/31	1,855,000	1,880,024
UnitedHealth Group, Inc., 5.35%, 2/15/33	1,985,000	2,054,723
Universal Health Services, Inc., 5.05%, 10/15/34	1,440,000	1,380,861
		27,027,043
Hotels, Restaurants and Leisure — 0.8%
Caesars Entertainment, Inc., 6.50%, 2/15/32(1)	595,000	607,394
Hyatt Hotels Corp., 5.25%, 6/30/29	1,140,000	1,152,716
International Game Technology PLC, 5.25%, 1/15/29(1)	700,000	688,061
Royal Caribbean Cruises Ltd., 6.00%, 2/1/33(1)	475,000	481,267
		2,929,438
Household Durables — 1.0%
DR Horton, Inc., 5.00%, 10/15/34	1,697,000	1,674,544
Meritage Homes Corp., 3.875%, 4/15/29(1)	1,390,000	1,312,937
Newell Brands, Inc., 6.375%, 5/15/30	840,000	857,729
		3,845,210
Independent Power and Renewable Electricity Producers — 0.3%
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, 1/31/41(1)	1,200,000	1,200,480
Industrial Conglomerates — 0.8%
Honeywell International, Inc., 4.75%, 2/1/32	3,165,000	3,171,612
Industrial REITs — 0.2%
LXP Industrial Trust, 6.75%, 11/15/28	773,000	817,277
Insurance — 2.4%
Allstate Corp., 5.55%, 5/9/35	1,405,000	1,465,818
Athene Global Funding, 5.53%, 7/11/31(1)	2,050,000	2,102,514
CNO Global Funding, 4.95%, 9/9/29(1)	675,000	675,722
F&G Annuities & Life, Inc., 6.25%, 10/4/34	1,255,000	1,249,816

Marsh & McLennan Cos., Inc., 4.85%, 11/15/31	2,210,000	2,214,327
Marsh & McLennan Cos., Inc., 5.00%, 3/15/35	651,000	654,281
Prudential Financial, Inc., VRN, 6.50%, 3/15/54	710,000	735,073
		9,097,551
IT Services — 0.9%
Black Knight InfoServ LLC, 3.625%, 9/1/28(1)	7,000	6,698
Genpact Luxembourg SARL/Genpact USA, Inc., 6.00%, 6/4/29	711,000	735,712
Kyndryl Holdings, Inc., 3.15%, 10/15/31	1,370,000	1,204,826
Kyndryl Holdings, Inc., 6.35%, 2/20/34	1,488,000	1,578,815
		3,526,051
Machinery — 1.3%
AGCO Corp., 5.80%, 3/21/34	1,233,000	1,266,165
Ingersoll Rand, Inc., 5.31%, 6/15/31	2,180,000	2,229,980
Westinghouse Air Brake Technologies Corp., 5.61%, 3/11/34	1,357,000	1,404,279
		4,900,424
Media — 1.2%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 2/1/32(1)	1,740,000	1,567,152
TEGNA, Inc., 4.75%, 3/15/26(1)	1,205,000	1,193,905
Time Warner Cable LLC, 6.55%, 5/1/37	1,945,000	1,933,619
		4,694,676
Metals and Mining — 1.3%
Cleveland-Cliffs, Inc., 7.00%, 3/15/32(1)(2)	1,066,000	1,072,750
Cleveland-Cliffs, Inc., 7.375%, 5/1/33(1)	457,000	465,852
Glencore Funding LLC, 5.63%, 4/4/34(1)	1,685,000	1,730,343
Newmont Corp./Newcrest Finance Pty. Ltd., 5.35%, 3/15/34	1,541,000	1,569,611
		4,838,556
Mortgage Real Estate Investment Trusts (REITs) — 0.5%
Blackstone Mortgage Trust, Inc., 7.75%, 12/1/29(1)(3)	235,000	239,049
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.25%, 2/1/27(1)	697,000	678,967
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 6/15/29(1)	890,000	852,541
		1,770,557
Multi-Utilities — 1.6%
Black Hills Corp., 6.00%, 1/15/35	1,587,000	1,672,169
DTE Energy Co., 5.85%, 6/1/34	1,836,000	1,930,868
Public Service Enterprise Group, Inc., 6.125%, 10/15/33	2,560,000	2,739,505
		6,342,542
Oil, Gas and Consumable Fuels — 5.7%
Columbia Pipelines Holding Co. LLC, 5.68%, 1/15/34(1)	1,475,000	1,493,533
Columbia Pipelines Operating Co. LLC, 6.04%, 11/15/33(1)	1,710,000	1,803,232
ConocoPhillips Co., 4.85%, 1/15/32(3)	2,000,000	2,006,817
Diamondback Energy, Inc., 5.40%, 4/18/34	1,314,000	1,327,675
Energy Transfer LP, 5.25%, 7/1/29	1,085,000	1,101,778
Energy Transfer LP, 5.75%, 2/15/33	1,394,000	1,432,512
Energy Transfer LP, 6.55%, 12/1/33	1,375,000	1,490,431
EnLink Midstream LLC, 5.65%, 9/1/34	995,000	1,012,743
Expand Energy Corp., 6.75%, 4/15/29(1)	1,606,000	1,631,457
Expand Energy Corp., 5.375%, 3/15/30	879,000	873,233
Greensaif Pipelines Bidco SARL, 5.85%, 2/23/36(1)	1,311,000	1,315,661
Ithaca Energy North Sea PLC, 8.125%, 10/15/29(1)	800,000	806,171
Marathon Oil Corp., 5.70%, 4/1/34	1,740,000	1,859,688
Occidental Petroleum Corp., 6.625%, 9/1/30	851,000	902,265
Occidental Petroleum Corp., 6.125%, 1/1/31	800,000	830,227
Occidental Petroleum Corp., 5.375%, 1/1/32	901,000	897,109
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.875%, 2/1/31	1,160,000	1,137,040
		21,921,572

Paper and Forest Products — 0.3%
Louisiana-Pacific Corp., 3.625%, 3/15/29(1)	1,094,000	1,029,502
Suzano Austria GmbH, 3.125%, 1/15/32	30,000	25,474
		1,054,976
Passenger Airlines — 0.7%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	310	310
Delta Air Lines, Inc., 7.375%, 1/15/26	955,000	975,928
JetBlue Airways Corp./JetBlue Loyalty LP, 9.875%, 9/20/31(1)	950,000	1,000,277
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27(1)	726,000	732,803
		2,709,318
Personal Care Products — 0.4%
Kenvue, Inc., 4.90%, 3/22/33	1,570,000	1,580,926
Pharmaceuticals — 3.2%
Astrazeneca Finance LLC, 4.90%, 2/26/31	4,220,000	4,283,151
Bristol-Myers Squibb Co., 5.10%, 2/22/31	2,238,000	2,287,175
Bristol-Myers Squibb Co., 5.20%, 2/22/34	1,140,000	1,167,436
Johnson & Johnson, 4.90%, 6/1/31	2,180,000	2,231,926
Pfizer Investment Enterprises Pte. Ltd., 4.75%, 5/19/33	2,460,000	2,435,022
		12,404,710
Real Estate Management and Development — 0.1%
Essential Properties LP, 2.95%, 7/15/31	459,000	396,564
Semiconductors and Semiconductor Equipment — 1.0%
Foundry JV Holdco LLC, 5.90%, 1/25/30(1)	495,000	504,434
Intel Corp., 3.90%, 3/25/30	725,000	690,167
Intel Corp., 5.15%, 2/21/34(2)	645,000	642,298
KLA Corp., 4.70%, 2/1/34	1,905,000	1,890,555
		3,727,454
Software — 0.4%
AppLovin Corp., 5.375%, 12/1/31(3)	1,340,000	1,353,772
Specialized REITs — 1.9%
American Tower Corp., 5.55%, 7/15/33	2,489,000	2,556,885
Crown Castle, Inc., 5.20%, 9/1/34	1,139,000	1,132,329
EPR Properties, 3.60%, 11/15/31	1,795,000	1,586,648
VICI Properties LP, 5.75%, 4/1/34(2)	1,000,000	1,022,199
VICI Properties LP/VICI Note Co., Inc., 4.125%, 8/15/30(1)	1,010,000	945,760
		7,243,821
Specialty Retail — 2.1%
AutoZone, Inc., 5.10%, 7/15/29	341,000	346,168
Home Depot, Inc., 4.85%, 6/25/31	2,775,000	2,808,239
Home Depot, Inc., 4.95%, 6/25/34	1,530,000	1,545,751
Lowe's Cos., Inc., 5.15%, 7/1/33	2,155,000	2,192,537
O'Reilly Automotive, Inc., 4.20%, 4/1/30	1,015,000	988,011
		7,880,706
Technology Hardware, Storage and Peripherals — 1.2%
Apple, Inc., 1.25%, 8/20/30(2)	2,720,000	2,305,598
Hewlett Packard Enterprise Co., 4.55%, 10/15/29	1,028,000	1,018,296
Hewlett Packard Enterprise Co., 4.85%, 10/15/31	1,363,000	1,350,534
		4,674,428
Trading Companies and Distributors — 0.2%
Fortress Transportation & Infrastructure Investors LLC, 7.00%, 6/15/32(1)	910,000	940,740
Wireless Telecommunication Services — 0.3%
U.S. Cellular Corp., 6.70%, 12/15/33	965,000	1,046,872
TOTAL CORPORATE BONDS (Cost $348,641,362)		352,295,291

PREFERRED STOCKS — 1.7%
Banks — 0.8%
Citigroup, Inc., 6.75%(3)	1,130,000	1,128,943
Societe Generale SA, 5.375%(1)	1,945,000	1,664,953
Societe Generale SA, 8.125%(1)	260,000	257,564
		3,051,460
Capital Markets — 0.4%
Charles Schwab Corp., 5.375%	799,000	798,013
Goldman Sachs Group, Inc., 7.38%	667,000	668,892
		1,466,905
Oil, Gas and Consumable Fuels — 0.2%
BP Capital Markets PLC, 6.125%	900,000	899,733
Trading Companies and Distributors — 0.3%
Aircastle Ltd., 5.25%(1)	1,285,000	1,264,149
TOTAL PREFERRED STOCKS (Cost $6,671,776)		6,682,247
U.S. TREASURY SECURITIES — 1.4%
U.S. Treasury Notes, 4.00%, 1/31/31(4)	745,000	739,980
U.S. Treasury Notes, 4.125%, 3/31/31(4)	2,590,000	2,589,494
U.S. Treasury Notes, 4.625%, 4/30/31	2,075,000	2,132,590
TOTAL U.S. TREASURY SECURITIES (Cost $5,354,814)		5,462,064
SHORT-TERM INVESTMENTS — 6.4%
Money Market Funds — 6.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class	20,379,044	20,379,044
State Street Navigator Securities Lending Government Money Market Portfolio(5)	4,149,328	4,149,328
TOTAL SHORT-TERM INVESTMENTS (Cost $24,528,372)		24,528,372
TOTAL INVESTMENT SECURITIES — 101.3% (Cost $385,196,324)		388,967,974
OTHER ASSETS AND LIABILITIES — (1.3)%		(4,955,833)
TOTAL NET ASSETS — 100.0%		$384,012,141

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	680	March 2025	$75,607,500	$1,018,174
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury Long Bonds	23	March 2025	$2,748,500	$(71,423)
U.S. Treasury Ultra Bonds	1	March 2025	127,188	(4,979)
			$2,875,688	$(76,402)
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
VRN	–
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $77,334,990, which represented 20.1% of total net assets.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $4,023,315. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(4)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts. At the period end, the aggregate value of securities pledged was $1,496,704.
(5)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $4,149,328.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds and U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$352,295,291	—
Preferred Stocks	—	6,682,247	—
U.S. Treasury Securities	—	5,462,064	—
Short-Term Investments	$24,528,372	—	—
	$24,528,372	$364,439,602	—
Other Financial Instruments
Futures Contracts	$1,018,174	—	—

Liabilities
Other Financial Instruments
Futures Contracts	$76,402	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.